SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating activities:
Net income	¥ 439,380	$ 67,828	¥ 302,391	¥ 283,695
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	52,535	8,110	31,937	30,468
Changes in operating assets and liabilities:
Deferred revenue	216,805	33,469	253,562	115,787
Other current assets	(15,518)	(2,395)	(42,369)	(26,400)
Salary and welfare payable	24,532	3,787	38,813	28,768
Accrued expenses and other current liabilities	121,502	18,757	58,995	62,545
Net cash provided by operating activities	1,749,673	270,101	1,454,015	1,070,169
Investing activities:
Purchases of short-term investments	(455,811)	(70,365)	(75,210)	0
Net cash provided by (used in) investing activities	(1,550,357)	(239,333)	(1,063,186)	(1,152,248)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	22,619	3,492	20,985	28,122
Payment of share repurchase	(107,331)	(16,569)	0	0
Proceeds from short-term debt	589,376	90,984	300,000	105,796
Repayment of short-term debt	(283,516)	(43,767)	(300,000)	(105,796)
Net cash provided by financing activities	232,281	35,859	21,683	30,646
Effect of exchange rate changes on cash and cash equivalents	(2,624)	(405)	(1,082)	(976)
Net increase (decrease) in cash and cash equivalents	428,973	66,222	411,430	(52,409)
Cash and cash equivalents at the beginning of the year	808,865	124,867	397,435	449,844
Cash and cash equivalents at the end of the year	1,237,838	191,089	808,865	397,435
Supplemental schedule of non-cash investing and financing activities:
Proceeds from issuance of ordinary shares upon exercise of option included in receivables	1,727	267	1,185	1,318
Parent Company [Member]
Operating activities:
Net income	436,600	67,399	307,348	279,858
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	52,535	8,110	31,937	30,468
Income in investment in subsidiaries	(489,196)	(75,519)	(340,445)	(310,879)
Changes in operating assets and liabilities:
Deferred revenue	(364)	(56)	(1,450)	(1,552)
Other current assets	2,312	357	1,477	915
Salary and welfare payable	(86)	(13)	111	0
Accrued expenses and other current liabilities	15,463	2,387	4,943	7,058
Net cash provided by operating activities	17,264	2,665	3,921	5,868
Investing activities:
Investment in subsidiaries	(168,709)	(26,044)	0	0
Receipt of investment in subsidiaries	0	0	8,876	12,320
Purchases of short-term investments	(271,630)	(41,932)	0	0
Net cash provided by (used in) investing activities	(440,339)	(67,976)	8,876	12,320
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	22,619	3,492	20,985	28,122
Payment of share repurchase	(107,331)	(16,569)	0	0
Proceeds of advances from subsidiaries	222,403	34,333	0	0
Proceeds from short-term debt	489,376	75,547	0	0
Repayment of short-term debt	(183,516)	(28,330)	0	0
Net cash provided by financing activities	443,551	68,473	20,985	28,122
Effect of exchange rate changes on cash and cash equivalents	5,800	894	(215)	(8,081)
Net increase (decrease) in cash and cash equivalents	26,276	4,056	33,567	38,229
Cash and cash equivalents at the beginning of the year	94,749	14,627	61,182	22,953
Cash and cash equivalents at the end of the year	121,025	18,683	94,749	61,182
Supplemental schedule of non-cash investing and financing activities:
Proceeds from issuance of ordinary shares upon exercise of option included in receivables	¥ 1,727	$ 267	¥ 1,185	¥ 1,318